UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08062

Nicholas Equity Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2006

Date of reporting period: 06/30/2005

Item 1. Schedule of Investments.

                                          SCHEDULE OF INVESTMENTS (UNAUDITED)
                                           Nicholas Equity Income Fund, Inc.
                                                  AS OF: 06/30/05

                                                                                                 VALUE
                                                                                        --------------

Common Stocks   ( 95.65%)
-------------------------------------------------------------

     Consumer Discretionary - Auto & Components   (  4.67%)

            16,000   Bandag, Incorporated                                                  $   736,800
            10,000   Johnson Controls, Inc.                                                    563,300
                                                                                           -----------
                                                                                             1,300,100
                                                                                           -----------
     Consumer Discretionary - Consumer Durables & Apparel   (  4.69%)

             7,000   Fortune Brands, Inc.                                                      621,600
            34,600   Weyco Group, Inc.                                                         681,793
                                                                                           -----------
                                                                                             1,303,393
                                                                                           -----------
     Consumer Discretionary - Consumer Services   (  2.50%)

            52,000   ServiceMaster Company (The)                                               696,800
                                                                                           -----------
     Consumer Staples - Food, Beverage & Tobacco   (  4.66%)

             8,176   J.M. Smucker Company (The)                                                383,782
            20,000   UST Inc.                                                                  913,200
                                                                                           -----------
                                                                                             1,296,982
                                                                                           -----------
     Consumer Staples - Food & Staple Retail   (  4.92%)

            33,000   Ingles Markets, Incorporated                                              454,410
            28,000   SUPERVALU INC.                                                            913,080
                                                                                           -----------
                                                                                             1,367,490
                                                                                           -----------
     Consumer Staples - Household & Personal Products   (  1.32%)

             8,500   Alberto-Culver Company                                                    368,305
                                                                                           -----------

     Energy    ( 14.05%)

            15,000   Chevron Corporation                                                       838,800
            25,900   Crosstex Energy, Inc.                                                   1,250,970
            40,000   Kayne Anderson MLP Investment Company                                   1,070,000
             9,000   Kinder Morgan, Inc.                                                       748,800
                                                                                           -----------
                                                                                             3,908,570
                                                                                           -----------
     Financials - Banks   (  7.99%)

            30,000   CharterMac                                                                658,800
            20,000   Doral Financial Corporation                                               330,800
            13,000   Fifth Third Bancorp                                                       535,730
            10,000   U.S. Bancorp                                                              292,000
            10,000   Washington Mutual, Inc.                                                   406,900
                                                                                           -----------
                                                                                             2,224,230
                                                                                           -----------
     Financials - Insurance   (  11.75%)

             5,000   American National Insurance Company                                       573,450
            10,000   Jefferson-Pilot Corporation                                               504,200
            23,000   Marsh & McLennan Companies,  Inc.                                         637,100
             9,000   Mercury General Corporation                                               490,680
            20,000   Montpelier Re Holdings Ltd.                                               691,600
             5,000   XL Capital Ltd. - Class A                                                 372,100
                                                                                           -----------
                                                                                             3,269,130
                                                                                           -----------
     Financials - Real Estate   (  7.39%)

            25,000   Equity Residential                                                        920,500
            18,100   National Health Realty, Inc.                                              336,841
            22,000   Plum Creek Timber Company, Inc.                                           798,600
                                                                                           -----------
                                                                                             2,055,941
                                                                                           -----------
     Health Care - Pharmaceuticals & Biotechnology   (  8.21%)

            30,000   Bristol-Myers Squibb Company                                              749,400
            14,000   Merck & Co., Inc.                                                         431,200
            40,000   Pfizer Inc.                                                             1,103,200
                                                                                           -----------
                                                                                             2,283,800
                                                                                           -----------
     Industrials - Capital Goods   (  8.24%)

            16,000   CLARCOR Inc.                                                              468,000
            10,000   Donaldson Company, Inc.                                                   303,300
             4,000   Illinois Tool Works Inc.                                                  318,720
            14,000   Pentair, Inc.                                                             599,340
            11,000   W.W. Grainger, Inc.                                                       602,690
                                                                                           -----------
                                                                                             2,292,050
                                                                                           -----------
     Materials    (  7.60%)

             2,000   AptarGroup, Inc.                                                          101,600
            22,000   Bemis Company, Inc.                                                       583,880
            25,000   Lyondell Chemical Company                                                 660,500
            36,000   RPM International, Inc.                                                   657,360
             5,000   STEPAN COMPANY                                                            110,500
                                                                                           -----------
                                                                                             2,113,840
                                                                                           -----------
     Telecommunication Services    (  2.42%)

            50,000   Citizens Communications Company                                           672,000
                                                                                           -----------

     Utilities   (  5.24%)

            30,000   Duke Energy Corporation                                                   891,900
            30,000   TECO Energy, Inc.                                                         567,300
                                                                                           -----------
                                                                                             1,459,200
                                                                                                             -----------
TOTAL Common Stocks   (COST: $   22,443,189)                                                                  26,611,831
                                                                                                             ===========
Commercial Paper   (  3.30%)
-------------------------------------------------------------
          $170,000   American General Finance Corporation                                      169,898
                     07/08/05, 3.09%
           250,000   John Deere Capital Corporation 07/18/05, 3.35%                            249,604
           250,000   Kraft Foods Inc. 07/06/05, 3.09%                                          249,893
           250,000   SBC Communications, Inc. 07/11/05, 3.10%                                  249,785
                                                                                           -----------
                                                                                               919,180
                                                                                                             -----------
TOTAL Commercial Paper   (COST: $      919,180)                                                                  919,180
                                                                                                             ===========
Variable Rate Demand Note   (  1.23%)
-------------------------------------------------------------
           343,314   Wisconsin Corporate Central Credit Union                                  343,314
                                                                                                             -----------
TOTAL Variable Rate Demand Note (COST:   $343,314)                                                               343,314
                                                                                                             ===========

TOTAL SECURITY HOLDINGS  (100.19%):                                                                         27,874,325
LIABILITIES, NET OF OTHER ASSETS:                                                                                (51,970)
                                                                                                             -----------
TOTAL NET ASSETS:                                                                                            $27,822,355
                                                                                                             ===========

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of June 30, 2005, investment cost for federal tax purposes was $23,799,797 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $4,722,599
              Unrealized depreciation .......................   (648,071)
                                                              -----------
              Net unrealized appreciation ................... $4,074,528
                                                              -----------
                                                              -----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/30/2005